Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

	December 31,	December 31,
(in U.S. dollars)	2024	2023
US unlisted equity securities	$—	$16,666,665

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the year ended December 31, 2024 (in U.S. dollars):

	December 31,	December 31,
	2024	2023
Opening balance	$16,666,665	$16,490,271
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	(15,308,187)	—
Exchange difference	(1,358,478)	176,394
Balance at December 31, 2024	$—	$16,666,665